Supplemental Disclosures of Cash Flow Data (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Supplemental to indirect-method statement of cash flows
Income taxes paid	$ 5,622	$ 22,648	$ 14,328
Income tax refunds	(933)	(1,677)	(87)
Interest paid	26	23	23
RBF consulting [Member]
Supplemental to indirect-method statement of cash flows
Common stock issued		3,587
LPA [Member]
Supplemental to indirect-method statement of cash flows
Common stock issued	$ (130)	$ (40)	$ 8,062